Putnam Investments
100 Federal Street
Boston, MA 02110
June 1, 2020

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE:	Proxy Materials for Putnam RetirementReady 2020 Fund, Putnam RetirementReady 2025 Fund, Putnam
RetirementReady 2030 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2040 Fund,
Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady
2055 Fund, Putnam RetirementReady 2060 Fund and Putnam RetirementReady Maturity Fund (the
“Funds”), each a series of Putnam Target Date Funds (Reg. No. 333-117134) (811-21598)

Ladies and Gentlemen:

We are transmitting for filing via the EDGAR system preliminary proxy materials in connection with a special meeting of shareholders of the Funds to be held on September 10, 2020. Please contact the undersigned at (617) 760-0044 with any questions about the materials.

Very truly yours,

/s/ Caitlin E. Robinson, Esq
Counsel

cc: James Thomas, Esq. Ropes & Gray LLP